Federal Tax Status (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Federal Tax Status:
Determination letter obtained	true
Determination letter date	Sep. 26, 2022
Tax qualification status	us-gaap:QualifiedPlanMember